Annual Total Returns - VIPRealEstatePortfolio-InvestorPRO - VIPRealEstatePortfolio-InvestorPRO - VIP Real Estate Portfolio - VIP Real Estate Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	30.02%
Annual Return 2015	3.64%
Annual Return 2016	5.65%
Annual Return 2017	3.99%
Annual Return 2018	(6.33%)
Annual Return 2019	23.15%
Annual Return 2020	(6.61%)
Annual Return 2021	38.92%
Annual Return 2022	(27.58%)
Annual Return 2023	11.12%